RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Details) - TopBuild Corp. 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of net assets available for benefits
Net assets available for plan benefits per the financial statements	$ 694,792,405	$ 608,455,398
Less receivables: Employer contributions	785,178	832,562
Plus payables and transfers: Excess contributions payable	674,454	709,422
Net assets available for plan benefits per Form 5500	694,681,681	$ 608,332,258
Reconciliation of certain contributions per the financial statements
Contributions per the financial statements	68,537,810
Plus 2024 employer contributions receivable	832,562
Less 2024 excess contributions payable	(709,422)
Net contributions prior period	123,140
Less 2025 employer contributions receivable	(785,178)
Plus 2025 excess contributions payable	674,454
Net contributions current period	(110,724)
Contributions per Form 5500	$ 68,550,226